Convertible Notes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current portion		$ (54,000)	$ (35,000)
Long term Portion		0	0
Eleven August Twenty Twenty Two [Member]
Total Convertible Note		54,000	18,000
Principal Amount		$ 18,000
Interest Rate	2.00%	2.00%
Maturity Date	2/11/2023	2/11/2023
Two September Twenty Twenty Two [Member]
Total Convertible Note		$ 17,000	17,000
Principal Amount		$ 17,000
Interest Rate	2.00%	2.00%
Maturity Date	3/2/2023	3/2/2023
One April Twenty Twenty Three [Member]
Total Convertible Note		$ 19,000	$ 0
Principal Amount		$ 19,000
Interest Rate	2.00%	2.00%
Maturity Date	Due on demand	Due on demand